Condensed Financial Information of the Parent Company (Details) - Schedule of condensed balance sheets - Parent Company [Member] - USD ($)	Mar. 31, 2023	Mar. 31, 2022
ASSETS:
Cash	$ 4,472	$ 4,491
Prepayment and other assets	5,795	5,795
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	11,303,978	14,333,994
TOTAL ASSETS	11,314,245	14,344,280
LIABILITIES:
Accrued expenses and other current liabilities	588,941	60,675
Due to related party	2,000,000	2,000,000
TOTAL LIABILITIES	2,588,941	2,060,675
SHAREHOLDERS’ EQUITY:
Ordinary shares ($0.0001 par value, 500,000,000 shares authorized, 69,763,933 and 69,763,933 shares issued, 68,598,050 and 68,598,050 shares outstanding as of March 31, 2023 and 2022, respectively.)	6,977	6,976
Additional paid-in capital	71,021,898	71,021,898
Treasury stock	(3,988,370)	(3,988,370)
Deficit	(54,467,600)	(53,107,676)
Accumulated other comprehensive loss	(3,847,601)	(1,649,223)
TOTAL SHAREHOLDERS’ EQUITY	8,725,304	12,283,605
TOTAL LIABILITIES AND SHEREHOLDERS’ EQUITY	$ 11,314,245	$ 14,344,280